Investment Objectives and Goals	Apr. 29, 2026
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Heartland Mid Cap Value Fund
Objective [Heading]	INVESTMENT GOAL
Objective, Primary [Text Block]	The Mid Cap Value Fund seeks long-term capital appreciation and modest current income.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Heartland Value Plus Fund
Objective [Heading]	INVESTMENT GOAL
Objective, Primary [Text Block]	The Value Plus Fund seeks long-term capital appreciation and modest current income.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Heartland Value Fund
Objective [Heading]	INVESTMENT GOAL
Objective, Primary [Text Block]	The Value Fund seeks long-term capital appreciation through investing in small companies.